Expense reimbursements (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Expense reimbursements	$ 79,228	$ 87,652	$ 0